SCHEDULE OF DERIVATIVE LIABILITY (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Property, Plant and Equipment [Line Items]
Expected dividends			0.00%	0.00%
Forfeitures | shares			0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected term			6 months	6 months
Stock price			$ 0.03	$ 0.10
Expected volatility			176.00%	155.00%
Risk-free interest rate			5.03%	2.93%
Minimum [Member] | Derivative [Member]
Property, Plant and Equipment [Line Items]
Expected term			1 month	6 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected term			1 year	1 year
Stock price			$ 0.13	$ 0.43
Expected volatility			232.00%	162.00%
Risk-free interest rate			5.55%	4.73%
Maximum [Member] | Derivative [Member]
Property, Plant and Equipment [Line Items]
Expected term			1 year	1 year
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected term	1 month	1 month
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected term	1 year	1 year
Measurement Input, Exercise Price [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	0.03	0.05
Measurement Input, Exercise Price [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	0.13	0.10
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	176	139
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	232	163
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	0	0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	5.03	4.74
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	5.55	5.09
Measurement Input Forfeitures [Member]
Property, Plant and Equipment [Line Items]
Forfeitures	0	0